Summary of Significant Accounting Policies - Schedule of Concentration of Risk (Details) - Supplier Concentration Risk [Member] - Total Purchases [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Supplier A [Member]
Schedule of Concentration of Risk [Line Items]
Concentration Risk, Total Purchases	$ 473,022	$ 304,374
Concentration Risk, Percentage	23.39%	12.71%
Supplier B [Member]
Schedule of Concentration of Risk [Line Items]
Concentration Risk, Total Purchases	$ 284,977	$ 123,223
Concentration Risk, Percentage	14.09%	5.14%
Supplier C [Member]
Schedule of Concentration of Risk [Line Items]
Concentration Risk, Total Purchases	$ 187,794	$ 1,053,441
Concentration Risk, Percentage	9.28%	43.98%